CONTINGENCIES	12 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES

14. CONTINGENCIES

The Company from time to time may be involved with disputes, claims and litigation related to the conduct of its business. The Company had $545,505 in claims from certain trade vendors for non-payment, of which $499,162 have been accrued as of September 30, 2024. The Company plans to continue engaging with these claimants faithfully and is working on potential settlements for all outstanding claims.